Related parties (Details) € in Millions		3 Months Ended
	Jan. 01, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses | €		€ 0.1	€ 0.1
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Services Agreement, Annual Fee, Related Party Transactions | $	$ 4